Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory reserve [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Noncontrolling Interests [Member]
Beginning Balance at May. 31, 2014		$ 1,025,758	$ 1,584	$ 174,009	$ (6)	$ 65,559	$ 129,868	$ 654,744	$ 1,025,758
Beginning Balance, shares at May. 31, 2014			157,758,666
Reissuance of treasury stock for the exercises of employee share options		11,362		11,353	9				11,362
Reissuance of treasury stock for the exercises of employee share options, shares			953,514
Reissuance of treasury stock for the vesting of non-vested equity shares				(6)	6
Reissuance of treasury stock for the vesting of non-vested equity shares, shares			575,432
Share-based compensation expense		15,689		15,689					15,689
Transfer to statutory reserves							23,742	(23,742)
Share repurchase	[1]	$ (59,420)		(59,392)	(28)				(59,420)
Share repurchase, shares		(2,800,849)	(2,800,849)
Net income		$ 192,718						193,013	193,013	$ (295)
Foreign currency translation adjustment		12,006				12,006			12,006
Unrealized gain on available-for-sale investments, net of tax effect of nil, nil and US$3,762		21,940				21,940			21,940
Capital injection of noncontrolling interest		3,791								3,791
Ending Balance at May. 31, 2015		1,223,844	$ 1,584	141,653	(19)	99,505	153,610	824,015	1,220,348	3,496
Ending Balance, shares at May. 31, 2015			156,486,763
Reissuance of treasury stock for the exercises of employee share options		2,431		2,428	3				2,431
Reissuance of treasury stock for the exercises of employee share options, shares			240,304
Reissuance of treasury stock for the vesting of non-vested equity shares				(7)	7
Reissuance of treasury stock for the vesting of non-vested equity shares, shares			712,330
Share-based compensation expense		16,810		16,810					16,810
Transfer to statutory reserves							31,853	(31,853)
Net income		225,328						224,884	224,884	444
Foreign currency translation adjustment		(72,464)				(72,193)			(72,193)	(271)
Unrealized gain on available-for-sale investments, net of tax effect of nil, nil and US$3,762		36,635				35,636			35,636	999
Capital injection of noncontrolling interest		68,498		39,579					39,579	28,919
Ending Balance at May. 31, 2016		$ 1,434,662	$ 1,584	223,422	(9)	62,948	184,697	931,930	1,404,572	30,090
Ending Balance, shares at May. 31, 2016		158,379,387	157,439,397
Dividend declared	[2]	$ (62,668)						(62,668)	(62,668)
Equity restructuring of a subsidiary	[3]			23,214			(766)	(22,448)
Repurchase shares from noncontrolling interest		(3,752)		(255)					(255)	(3,497)
Reissuance of treasury stock for the exercises of employee share options		$ 256		256					256
Reissuance of treasury stock for the exercises of employee share options, shares		2,256,592	48,047
Reissuance of treasury stock for the vesting of non-vested equity shares				(2)	2
Reissuance of treasury stock for the vesting of non-vested equity shares, shares		2,297,814	200,000
Share-based compensation expense		$ 20,287		20,287					20,287
Transfer to statutory reserves							35,278	(35,278)
Net income		276,796						274,457	274,457	2,339
Foreign currency translation adjustment		(47,440)				(46,331)			(46,331)	(1,109)
Unrealized gain on available-for-sale investments, net of tax effect of nil, nil and US$3,762		22,521				22,544			22,544	(23)
Ending Balance at May. 31, 2017		$ 1,720,078	$ 1,584	249,126	$ (7)	$ 39,161	$ 219,975	$ 1,171,109	1,680,948	39,130
Ending Balance, shares at May. 31, 2017		158,379,387	157,687,444
Capital injection of noncontrolling interests and new noncontrolling interest recognized in an acquisition		$ 12,996		$ 5,163					$ 5,163	$ 7,833

[1]	On July 22, 2014, the Company's board of directors authorized the repurchase of up to US$120,000 of the Company's shares during the period from July 28, 2014 through March 31, 2015. 2,800,849 shares were repurchased in the year ended May 31, 2015.
[2]	On July 19, 2015, the Company declared a special cash dividend in the amount of US$0.4 per ADS. The aggregate amount of cash dividend paid was US$62,668, which was funded by retained earnings. The dividend was fully paid on October 7, 2015 to shareholders of record at the close of business on September 4, 2015.
[3]	In January 2016, Beijing New Oriental Xuncheng Network Technology Co., Ltd. ("Xuncheng"), a subsidiary of the Group, transformed from a limited liability company to a joint stock limited company. The Group's accumulated retained earnings and statutory reserve related to Xuncheng were reclassified to additional paid-in-capital in the consolidation financials statements.